SHARE-BASED COMPENSATION - Models and assumptions (Details)	12 Months Ended
Dec. 31, 2024 element
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of elements used in option pricing model	6
Number of minimum years, option life	3 years
Maximum options to be granted, percentage over issued and outstanding shares (in percentage)	10.00%
Vesting requirements for share-based payment arrangement, options, maximum vesting period	5 years
Share-based payment arrangement, options, minimum period for unexercised options to be deemed lapsed	5 years